Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 744,541	$ 1,145,461
Amounts receivable	1,497,812	972,680
Prepaid expenses and deposits	150,128	156,509
Inventory	1,828,173	1,421,237
Current assets, Total	4,220,654	3,695,887
Long-term deposits	109,800	4,000
Property and equipment	9,774,966	10,037,063
Intangible assets	3,541,608	0
Goodwill	11,108,422	0
Total assets	28,755,450	13,736,950
Current liabilities
Accounts payable and accrued liabilities	1,829,025	1,147,964
Current portion of lease liability	10,688	0
Mortgage payable	3,501,554	2,442,830
Current liabilities, Total	5,341,267	3,590,794
Deferred tax liability	960,000	0
Lease liability	21,467	0
Government loan	60,000	60,000
Total liabilities	6,382,734	3,650,794
EQUITY
Share capital	41,964,446	15,822,152
Shares to be cancelled	(12,000,000)	0
Reserves	6,336,019	5,441,814
Deficit	(13,927,749)	(11,177,810)
Total equity	22,372,716	10,086,156
Total liabilities and equity	$ 28,755,450	$ 13,736,950